Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity File Number	000-55780
Entity Registrant Name	TERRA SECURED INCOME FUND 5, LLC
Entity Central Index Key	0001581874
Entity Tax Identification Number	90-0967526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	205 West 28th Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	753-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true